VOYA SERIES FUND, INC.

Voya Capital Allocation Fund

(the “Fund”)

Supplement dated November 30, 2015 to the Fund’s

Class A, Class B, Class C, Class I, Class O and Class W Prospectus

dated September 30, 2015

(“Prospectus”)

On November 19, 2015, the Fund’s Board of Directors approved a revision to the Fund’s principal investment strategies to allow the Fund to invest up to 30% of its total assets in exchange-traded funds. Effective November 30, 2015, the Fund’s Prospectus is hereby revised as follows:

1.                                      The ninth paragraph of the section entitled “Principal Investment Strategies” of the Fund’s Prospectus is deleted and replaced with the following:

The Fund may invest up to 30% of its total assets in exchange-traded funds.

2.                                      The following paragraphs are added to the section entitled “Key Information about the Underlying Funds — Unaffiliated Underlying Funds” of the Fund’s Prospectus:

Underlying Fund: iShares® Core U.S. Aggregate Bond ETF

Investment Adviser: BlackRock Fund Advisors

Investment Objective: Track investment results of an index composed of the total U.S. investment-grade bond market.

Main Investments: The fund seeks to track the investment results of the Barclays U.S. Aggregate Bond Index (“Index”). The Index measures the performance of the total U.S. investment-grade bond market which includes investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The Index may include large-, mid-, or small-capitalization companies. The securities in the Index have $250 million or more of outstanding face value and have at least 1 year remaining to maturity, with the exception of amortizing securities such as asset-backed and mortgage-backed securities, which have lower thresholds as defined by the index provider. In addition, the securities in the Index must be denominated in U.S. dollars and must be fixed rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities, and bonds denominated in euros are excluded from the Index. The Index is market capitalization-weighted and the securities in the Index are updated on the last business day of each month. The fund may or may not hold all of the securities in the Index. The fund generally invests at least 90% of its assets in the bonds represented in the Index and in securities that provide substantially similar exposure to securities in the Index. The fund may invest the remainder of its assets in bonds not included in the Index, as well as in cash and high-quality, liquid short-term instruments, including shares of money market funds advised by the investment adviser or its affiliates. The fund may regularly invest in fixed-rate agency mortgage-backed pass-through securities through standardized contracts for future delivery (“to-be-announced transactions”). The fund will also invest its assets in high-quality, liquid short-term instruments, including shares of money market funds affiliated with the investment adviser. The fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery. The fund may lend securities representing up to 1/3 of the value of the fund’s total assets (including the value of the collateral received).

Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Main Risks: Cash/cash equivalents, company, concentration, credit, index strategy, interest rate, liquidity, market, market capitalization, mortgage- and/or asset-backed securities, other investment companies, over-the-counter investments, prepayment and extension, securities lending, and U.S. government securities and obligations.

***

Underlying Fund: iShares® MSCI EAFE ETF

Investment Adviser: BlackRock Fund Advisors

Investment Objective: Track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the United States and Canada.

Main Investments: The fund seeks to track the investment results of the MSCI EAFE® Index (“Index”), which includes stocks from Europe, Australasia and the Far East.  The Index may include large-, mid-, or small-capitalization companies, and components primarily include consumer discretionary, financials, and industrials companies. The investment adviser uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options, and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates but which the investment adviser believes will help the fund track the Index. The fund may lend securities representing up to one-third of the value of the fund’s total assets (including the value of the collateral received).

Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Main Risks: Cash/cash equivalents, company, concentration, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, market, market capitalization, other investment companies, and securities lending.

***

Underlying Fund: iShares® Russell 1000 Growth ETF

Investment Adviser: BlackRock Fund Advisors

Investment Objective: Investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.

Main Investments: The fund seeks to track the investment results of the Russell 1000® Growth Index (“Index”), which measures the performance of the large- and mid-capitalization growth sectors of the U.S. equity market. It is a subset of the Russell 1000® Index, which measures the performance of the large-capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell 1000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. Components primarily include consumer discretionary, healthcare, information technology, and technology companies. The investment adviser uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options, and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index. The fund may lend securities representing up to one-third of the value of the fund’s total assets (including the value of the collateral received).

Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Main Risks: Cash/cash equivalents, company, concentration, derivative instruments, focused investing, growth investing, index strategy, market, market capitalization, and securities lending.

***

Underlying Fund: iShares® Russell 1000 Value ETF

Investment Adviser: BlackRock Fund Advisors

Investment Objective: Track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics.

Main Investments: The fund seeks to track the investment results of the Russell 1000® Value Index (“Index”), which measures the performance of the large- and mid-capitalization value sectors of the U.S. equity market and is a subset of the Russell 1000® Index. Components primarily include energy, financial, and healthcare companies, and may change over time. The investment adviser uses a “passive” or indexing approach to try to achieve the fund’s investment objective. The fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The fund may or may not hold all of the securities in the Index. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index which the investment adviser believes will help the fund track the Index. The fund may lend securities representing up to 1/3 of the value of the fund’s total assets (including the value of the collateral received.

Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Main Risks: Cash/cash equivalents, company, concentration, derivative instruments, index strategy, liquidity, market, market capitalization, other investment companies, over-the-counter investments, securities lending, and value investing.

***

Underlying Fund: SPDR® S&P 500® ETF Trust

Investment Adviser: SSgA Fund Management, Inc.

Investment Objective: Investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (“Index”).

Main Investments: The trust seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the portfolio substantially corresponding to the weight of such stock in the Index. The Index measures the performance of the large-capitalization sector of the U.S. equity market.

Main Risks: Company, index strategy, liquidity, market, and over-the-counter investments.

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